Description of Organization, Business Operations and Basis of Presentation (Details) - Schedule of financial statement adjustments related - USD ($)	3 Months Ended	6 Months Ended
	Mar. 31, 2021	Jun. 30, 2021
As Previously Reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Change in Class A common stock subject to possible redemption	$ 282,738,260	$ 284,539,230
Adjustment [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Change in Class A common stock subject to possible redemption	(282,738,260)	(284,539,230)
As Restated [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Change in Class A common stock subject to possible redemption